Earnings per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 12 – Earnings per Common Share

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2012 and 2011 is presented below.

	2012	2011
Basic earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Basic earnings per common share	$2.41	$1.90

Diluted earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding	2,839,719	2,832,161
Diluted earnings per common share	$2.41	$1.90

There were 25,950 and 40,500 anti-dilutive shares outstanding at December 31, 2012 and 2011, respectively.